Stock-Based Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2020
Stock-Based Compensation Plans [Abstract]
Stock-based compensation costs recognized for employee services
The following table summarizes the stock-based compensation costs recognized for employee services received during the years ended August 31, 2018, 2019 and 2020:

	Years ended August 31,
	2020	2019	2018

Stock-based compensation costs arising from equity-settled awards	$2,027	$1,849	$1,770
Stock-based compensation costs arising from cash-settled awards	(6)	(18)	(22)
	$2,021	$1,831	$1,748

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes RSU activity for the years ended August 31, 2018, 2019 and 2020:

	Years ended August 31,
	2020	2019	2018

Outstanding – Beginning of year	1,836,446	1,615,152	1,611,330
Granted	439,220	632,931	420,621
Redeemed	(411,619)	(317,072)	(345,883)
Forfeited	(150,932)	(94,565)	(70,916)
Outstanding – End of year	1,713,115	1,836,446	1,615,152

Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity	The following table summarizes PSU activity for the year ended August 31, 2020:
Outstanding – Beginning of year	–
Granted	143,251
Outstanding – End of year	143,251

Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes DSU activity for the years ended August 31, 2018, 2019 and 2020:

	Years ended August 31,
	2020	2019	2018

Outstanding – Beginning of year	251,507	181,689	174,279
Granted	79,819	69,818	65,745
Redeemed	–	–	(58,335)
Outstanding – End of year	331,326	251,507	181,689